Income Taxes - Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax (benefit) at statutory rate	$ (925)	$ 1,901	$ 4,434
Non-taxable REIT (income) loss	1,134	(1,243)	(4,611)
State and local income tax expense - net of federal benefit	36	25	(39)
Foreign income taxed at different rates	(12)	131	48
Change in valuation allowance	1,223	(3,410)	(417)
Other	28		30
Income tax expense (benefit), Total	$ 1,484	$ (2,596)	$ (555)
Expected tax (benefit) at statutory rate, Percent	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income, Percent	25.70%	13.70%	21.80%
State and local tax expense - net of federal benefit, Percent	0.80%	0.30%	0.20%
Foreign income taxed at different rates, Percent	0.30%	1.50%	0.20%
Change in valuation allowance	27.80%	37.70%	2.00%
Other	0.70%		0.10%
Effective Income Tax Rate Reconciliation, Percent, Total	33.70%	28.70%	2.60%